Acquisitions and intangible assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Nov. 30, 2013	Nov. 30, 2011	Nov. 30, 2013 Enterprise Data Storage Solutions	Nov. 30, 2011 Enterprise Data Storage Solutions	Nov. 30, 2010 Enterprise Data Storage Solutions	Nov. 30, 2011 HDD Capital Equipment	Nov. 30, 2013 HDD Capital Equipment	Nov. 30, 2012 HDD Capital Equipment
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 7,100	$ 2,991	$ 794	$ 794	$ 794	$ 2,197	$ 6,306	$ 6,306
Acquisition of business		2,805				2,805
Additional contingent consideration	56	1,304	56			1,304
Balance at the end of the period	$ 7,156	$ 7,100	$ 850	$ 794	$ 794	$ 6,306	$ 6,306	$ 6,306